UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel P. Wimsatt, CFA
Title:     Chief Investment Officer
Phone:     858.427.1437

Signature, Place, and Date of Signing:

      /s/  Daniel P. Wimsatt   Solana Beach, CA   February 04, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $24,418 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106     1505   500000 SH       SOLE                   500000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     3088  1600000 SH       SOLE                  1600000        0        0
BLOCKBUSTER INC                CL A             093679108     3150  2500000 SH       SOLE                  2500000        0        0
BLUEPHOENIX SOLUTIONS LTD      SHS              M20157109      515   280000 SH       SOLE                   280000        0        0
BROOKDALE SR LIVING INC        COM              112463104      837   150000 SH       SOLE                   150000        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109      704    70000 SH       SOLE                    70000        0        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104     1955   340000 SH       SOLE                   340000        0        0
FLOW INTL CORP                 COM              343468104      290   120000 SH       SOLE                   120000        0        0
GLOBAL INDS LTD                COM              379336100     1745   500000 SH       SOLE                   500000        0        0
HEALTH NET INC                 COM              42222G108     1525   140000 SH       SOLE                   140000        0        0
HYPERCOM CORP                  COM              44913M105     1763  1632209 SH       SOLE                  1632209        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     1104   160000 SH       SOLE                   160000        0        0
LIVE NATION INC                COM              538034109     2296   400000 SH       SOLE                   400000        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100      795   500000 SH       SOLE                   500000        0        0
RUTHS HOSPITALITY GROUP INC    COM              783332109     2622  1900000 SH       SOLE                  1900000        0        0
TLC VISION CORP                COM              872549100      524  3082380 SH       SOLE                  3082380        0        0